Other information by nature (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) employee	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 employee
Other information [Line Items]
Depreciation and amortization	€ 86,983	€ 84,464
Personnel costs	€ 231,158	198,534
Number of employees | employee	7,165		6,256
Tom Ford International LLC
Other information [Line Items]
Number of employees | employee	577
Pelletteria Tizeta S.r.l.
Other information [Line Items]
Number of employees | employee	46
Cost of sales
Other information [Line Items]
Depreciation and amortization	€ 7,417	7,548
Personnel costs	65,925	58,041
Selling, general and administrative
Other information [Line Items]
Depreciation and amortization	78,738	76,321
Personnel costs	160,309	136,716
Marketing expenses
Other information [Line Items]
Depreciation and amortization	828	595
Personnel costs	€ 4,924	€ 3,777